Segmented Information - Schedule of Non-Current Assets and Gross Revenue by Geographical Areas (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Non-current assets	$ 2,542.9	$ 2,716.4
Gross revenue	4,730.1	4,827.3
Canada
Disclosure of geographical areas [line items]
Non-current assets	646.0	760.5
Gross revenue	1,238.5	1,283.1
United States
Disclosure of geographical areas [line items]
Non-current assets	1,430.0	1,486.2
Gross revenue	2,655.2	2,688.1
United Kingdom
Disclosure of geographical areas [line items]
Non-current assets	142.4	143.3
Gross revenue	321.5	279.1
Other global geographies
Disclosure of geographical areas [line items]
Non-current assets	324.5	326.4
Gross revenue	$ 514.9	$ 577.0